FINANCE COSTS (Details) - USD ($)		3 Months Ended		9 Months Ended
	May 07, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Interest on lease liabilities		$ 803,084	$ 114,618	$ 2,343,146	$ 304,223
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights		0	(58,723)	82,850	228,121
Accretion expense on common shares, retractable		0	0	0	2,031,863
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights	$ (2,130,583)	0	0	(2,130,583)	0
Other		(21,186)	(115,274)	(49,113)	(107,665)
Finance costs		1,500,302	229,494	1,846,751	7,138,518
Long-term debt
Disclosure of detailed information about borrowings [line items]
Interest on borrowings		718,404	288,873	1,600,451	2,178,879
Convertible debt instruments
Disclosure of detailed information about borrowings [line items]
Interest on borrowings		$ 0	$ 0	$ 0	$ 2,503,097